Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2023
Significant Events in the Reporting Period [Abstract]
Significant Events In the Reporting Period

Note 4—Significant Events in the Reporting Period

Global Banking Situation

In March 2023, the Federal Deposit Insurance Corporation (the “FDIC”) announced that Silicon Valley Bank (“SVB”) had been closed by the California Department of Financial Protection and Innovation, which appointed the FDIC as receiver. The Company did not hold deposits or securities or maintain any accounts at SVB. Following the closure of SVB and subsequent developments in the global banking sector, the Company considered the risk of expected credit loss on bank deposits and marketable securities, including the hypothetical impact arising from the probability of default, which is considered in conjunction with the expected loss caused by default by banks or securities with similar credit-ratings and attributes.

In line with previous periods, this assessment did not reveal a material impairment loss, and accordingly no provision for expected credit loss has been recognized.

Conflict in the Region Surrounding Ukraine and Russia

The ongoing conflict in the region surrounding Ukraine and Russia has impacted the Company's ability to continue clinical trial activities in those countries. The conflict did not have a direct material impact on the unaudited condensed consolidated interim financial statements.